INVESTMENTS - Equity Accounting Method Investment Continuity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Investments, beginning balance	$ 1,185
Equity pick-up (loss) from equity investees	(76)	$ (20)
Impairment reversals (note 10)	(212)	(250)
Investments, ending balance	1,213	1,185
Joint ventures
Disclosure of joint ventures [line items]
Investments, beginning balance	1,185	1,199
Equity pick-up (loss) from equity investees	76	20
Funds invested	12	9
Working capital adjustments		6
Impairment reversals (note 10)		(49)
Dividend	(60)
Investments, ending balance	1,213	1,185
Kabanga
Disclosure of joint ventures [line items]
Investments, beginning balance	30	30
Equity pick-up (loss) from equity investees	(1)	(1)
Funds invested	1	1
Working capital adjustments		0
Impairment reversals (note 10)		0
Dividend	0
Investments, ending balance	30	30
Jabal Sayid
Disclosure of joint ventures [line items]
Investments, beginning balance	180	178
Equity pick-up (loss) from equity investees	26	2
Funds invested	0	0
Working capital adjustments		0
Impairment reversals (note 10)		0
Dividend	0
Investments, ending balance	206	180
Zaldívar
Disclosure of joint ventures [line items]
Investments, beginning balance	974	990
Equity pick-up (loss) from equity investees	61	27
Funds invested	0	0
Working capital adjustments		6
Impairment reversals (note 10)		(49)
Dividend	(60)
Investments, ending balance	975	974
GNX
Disclosure of joint ventures [line items]
Investments, beginning balance	1	1
Equity pick-up (loss) from equity investees	(10)	(8)
Funds invested	11	8
Working capital adjustments		0
Impairment reversals (note 10)		0
Dividend	0
Investments, ending balance	$ 2	$ 1